ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
ACQUISITIONS AND DISPOSITIONS
NOTE 10 . ACQUISITIONS AND DISPOSITIONS IN FISCAL YEARS 2011 AND 2010

PROPERTY ACQUISITIONS

IRET Properties paid approximately $45.6 million for real estate properties added to its portfolio during fiscal year 2011, compared to $55.4 million in fiscal year 2010. Of the $45.6 million paid for real estate properties added to the Company’s portfolio in fiscal year 2011, approximately $5.0 million consisted of the value of limited partnership units of the Operating Partnership and approximately $9.9 million consisted of the assumption of mortgage debt, with the remainder paid in cash. The Company expensed approximately $179,000 of transaction costs related to the acquisitions in fiscal year 2011. Of the $55.4 million paid in fiscal year 2010, approximately $3.9 million was paid in the form of limited partnership units of the Operating Partnership and approximately $2.6 million consisted of the assumption of mortgage debt, with the remainder paid in cash. The Company expensed approximately $230,000 of transaction costs related to the acquisitions in fiscal year 2010. The fiscal year 2011 and 2010 additions are detailed below.